OTHER ASSETS	12 Months Ended
Dec. 31, 2023
OTHER ASSETS
OTHER ASSETS

8.OTHER ASSETS

A)Other Current Assets

	As at	As at
	December 31,	December 31,
	2023	2022
Federal, provincial and other sales taxes receivable	$149,153	$100,267
Prepaid expenses	151,741	110,649
Short term investments	10,199	9,896
Other	35,934	39,140
Total other current assets	$347,027	$259,952

B)Other Assets

	As at	As at
	December 31,	December 31,
	2023	2022
Non-current ore in stockpiles and on leach pads	$632,049	$405,988
Non-current prepaid expenses	53,191	26,102
Non-current loans receivable	10,108	3,939
Intangible asset	—	13,318
Investment in associate	10,865	10,732
Other	8,954	6,831
Total other assets	$715,167	$466,910